Share-based payment Arrangement - Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement (Detail) - 12 months ended Dec. 31, 2025	shares ₩ / shares	$ / shares
Series 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2020
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares | shares	32,947
Exercise price | ₩ / shares	₩ 38,452
Exercise period	Mar. 27, 2023 ~ Mar. 26, 2027
Vesting conditions	3 years’ service from the grant date
Series 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2021
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares | shares	71,726
Exercise price | ₩ / shares	₩ 50,276
Exercise period	Mar. 26, 2023 ~ Mar. 25, 2026
Vesting conditions	2 years’ service from the grant date
Series 7-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares | shares	98,425
Exercise price | ₩ / shares	₩ 56,860
Exercise period	Mar. 26, 2025 ~ Mar. 25, 2029
Vesting conditions	2 years’ service from the grant date
Series 7-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2022
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	96,820
Exercise price | $ / shares		$ 56,860
Exercise period	Mar. 26, 2024 ~ Mar. 25, 2027
Vesting conditions	2 years’ service from the grant date
PSU of SK Telecom Co., Ltd. [member] | Equity Settled Share Based Payment Arrangement Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2024
Grant method	Reissue of treasury shares
Reference share price | $ / shares		52,720
Reference index	362
PSU of SK Telecom Co., Ltd. [member] | Equity Settled Share Based Payment Arrangement One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 28, 2023
Types of shares to be issued	Registered common shares of the Parent Company
Number of shares	Fluctuates according to the share price on the expiration date and the cumulative increase rate of KOSPI200
Reference share price | $ / shares		$ 47,280
Reference index	315
Maturity (exercise date)	The day in which the annual general meeting of shareholders is held after 3 years from the grant date
Vesting conditions	Full service in the year in which the grant date is included